Fixed Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets [Abstract]
Depreciation	$ 35	$ 19	$ 60	$ 29	$ 78	$ 2